Expense Example, No Redemption - FidelityAdvisorRealEstateFund-AMCIZPRO - FidelityAdvisorRealEstateFund-AMCIZPRO - Fidelity Advisor Real Estate Fund	Sep. 28, 2024 USD ($)
Fidelity Advisor Real Estate Fund - Class A
Expense Example, No Redemption:
1 Year	$ 674
3 Years	884
5 Years	1,111
10 Years	1,762
Fidelity Advisor Real Estate Fund - Class C
Expense Example, No Redemption:
1 Year	181
3 Years	560
5 Years	964
10 Years	1,897
Fidelity Advisor Real Estate Fund - Class M
Expense Example, No Redemption:
1 Year	476
3 Years	742
5 Years	1,028
10 Years	1,841
Fidelity Advisor Real Estate Fund - Class I
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	954
Fidelity Advisor Real Estate Fund - Class Z
Expense Example, No Redemption:
1 Year	63
3 Years	199
5 Years	346
10 Years	$ 774